Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 03, 2024	Mar. 29, 2024	Aug. 16, 2022	Aug. 06, 2021	Sep. 30, 1999
Stockholders Equity Note [Line Items]
Preferred stock outstanding	0	0
Net proceeds from the sale of Common stock	$ 0	$ 281,784	$ 15,179
Number of shares authorized to be repurchased								7,500,000
Aggregate cost of common stock repurchased under the plan	$ 73,230	$ 73,479
Remaining number of shares authorized to be repurchased	1,129,087
Inflation Reduction Act [Member]
Stockholders Equity Note [Line Items]
Percentage of excise tax on stock repurchases	1.00%					1.00%
2021 ATM Program [Member]
Stockholders Equity Note [Line Items]
Maximum aggregate offering amount of stock							$ 300,000
Number of shares sold and issued under ATM		712,000	45,000
Net proceeds from the sale of Common stock		$ 281,784	$ 15,179
Direct costs		33	$ 375
Cumulative value of Common Stock sold under the 2021 ATM Program		$ 298,455
2024 ATM Program [Member]
Stockholders Equity Note [Line Items]
Maximum aggregate offering amount of stock				$ 400,000
Available for sale under ATM Program	$ 400,000
Share Repurchase Program [Member]
Stockholders Equity Note [Line Items]
Treasury stock, shares repurchased	0	0	0
Aggregate cost of common stock repurchased under the plan	$ 114,425	$ 114,425	$ 114,425
Dividend Reinvestment Plan [Member]
Stockholders Equity Note [Line Items]
Authorized shares of each of Common and Class B available for issuance under the Dividend Reinvestment Plan					300,000
Stock issued during period, shares, dividend reinvestment plan	47,765	27,561
Class B Common Stock [Member]
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled	ten
Class B Common Stock [Member] | Share Repurchase Program [Member]
Stockholders Equity Note [Line Items]
Aggregate shares repurchased under stock repurchase plan	48,263	48,263	48,263
Common Stock [Member]
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled	one
Percentage of Board entitled to elect	25.00%
Common Stock [Member] | Share Repurchase Program [Member]
Stockholders Equity Note [Line Items]
Aggregate shares repurchased under stock repurchase plan	6,322,650	6,322,650	6,322,650